Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2025
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

21. SUPPLEMENTAL CASH FLOW INFORMATION

Cash and cash equivalents were comprised of the following:

As at June 30,	2025	2024
Cash	$532,894	$1,414,933
Short-term investments(1)	14,492	12,305
Cash and cash equivalents	$547,386	$1,427,238

(1)      Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Income taxes paid, net of income taxes received was comprised of the following:

Six months ended June 30,	2025	2024
Income taxes paid	$(10,012)	$(28,200)
Income taxes received	51	7,354
	$(9,961)	$(20,846)

Interest paid, net of interest received was comprised of the following:

Six months ended June 30,	2025	2024
Interest paid	$(103,833)	$(119,610)
Interest received	12,675	44,090
	$(91,158)	$(75,520)

The reconciliation of the liabilities arising from financing activities were as follows:

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2025	$3,096,615	$15,060	$33,375
Cash inflows	340,000	—	—
Cash outflows	(4,501)	(1,204)	(1,552)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	2,116	—	—
Gain on repurchase of debt	(6,896)	—	—
Interest paid	—	—	(1,035)
Interest accrued	9,493	—	1,035
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(85,943)	—	—
Non-cash additions	—	—	9,112
Impact of foreign exchange	(164,114)	(789)	(401)
Balance as at June 30, 2025	$3,186,770	$13,067	$40,534
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2024	$3,197,019	$18,271	$33,339
Cash outflows	(128,498)	(1,830)	(1,267)
Amortization of deferred financing costs, prepayment options and loss on repayment	538	—	—
Gain on repurchase of debt	(172,322)	—	—
Non-cash additions	—	—	294
Interest paid	—	—	(744)
Interest accrued	—	—	744
Impact of foreign exchange	105,483	593	177
Balance as at June 30, 2024	$3,002,220	$17,034	$32,543

The net change in operating assets and liabilities was comprised of the following:

Six months ended June 30,	2025	2024
Trade and other receivables	$104,991	$(974)
Financial assets	(5,686)	317
Other assets	(8,105)	(29,209)
Trade and other payables	(13,750)	670
Financial liabilities	544	(583)
Other liabilities	30,853	569
	$108,847	$(29,210)

Non-cash investing activities were comprised of:

Six months ended June 30,	2025	2024
Satellites, property and other equipment	$73,407	$120,624